Equity - Disclosure of equity (Details) $ in Thousands	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 £ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 £ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Equity [abstract]
Share capital	$ 5,455		$ 5,444
Merger reserve	138,506		138,506
Share premium	289,624		289,303
Treasury stock	(26,492)		0
Translation reserve	89		469
Other reserve	(14,478)		(40,077)
Retained earnings/(accumulated deficit)	149,516		199,871
Equity attributable to the owners of the Company	542,220		593,515
Non-controlling interests	5,369		(9,368)
Total equity	$ 547,589		$ 584,147		$ 653,539	$ 650,398
Par value per share (in GBP per share) | £ / shares		£ 0.01		£ 0.01
Number of shares issued and fully paid (in shares) | shares	278,566,306		287,796,585